Other current liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Other Liabilities Disclosure [Abstract]
Summary of Other Current Liabilities

Other current liabilities, consists of the following:

	As of March 31,
	2019	2020	2020
	(INR)	(INR)	(US$)
	(In million)
Derivative liability	185	669	8.9
Provision for employee benefits	16	14	0.2
Payable for share based payments	—	78	1.0
Payable to statutory authorities	250	176	2.3
Payable for property, plant and equipment	1,329	282	3.7
Other payables	522	801	10.6
Total	2,302	2,020	26.7